UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1300

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                 4/27/09
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:       65,133
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Gould Investment Partners
FORM 13F
31-Mar-09

                                                                                                                 Voting Authority
                                                                                                               --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers     Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------    ------  ------  ----
Aaron Rents, Inc.                COM             002535201     521     19550   SH          Sole                19550
Allegiant Travel Company         COM             01748X102     748     16450   SH          Sole                16450
Allscripts-Misys Health Soluti   COM             01988P108    1005     97650   SH          Sole                97650
American Public Education, Inc   COM             02913V103    2371     56375   SH          Sole                56375
Applied Signal Tech., Inc.       COM             038237103    1300     64275   SH          Sole                64275
Arcsight, Inc.                   COM             039666102    1246     97550   SH          Sole                97550
AsiaInfo Holdings, Inc.          COM             04518A104     370     21950   SH          Sole                21950
Athena Health, Inc.              COM             04685W103     535     22200   SH          Sole                22200
Buckle, Inc.                     COM             118440106    1547     48450   SH          Sole                48450
Buffalo Wild Wings, Inc.         COM             119848109     715     19550   SH          Sole                19550
Capella Education Company        COM             139594105     333      6275   SH          Sole                 6275
CardioNet, Inc.                  COM             14159L103     636     22650   SH          Sole                22650
China Sky One Medical, Inc.      COM             16941P102     633     55075   SH          Sole                55075
Compellent Technologies, Inc.    COM             20452A108     395     36425   SH          Sole                36425
Concho Resources, Inc.           COM             20605P101    1152     45025   SH          Sole                45025
Constant Contact, Inc.           COM             210313102    1664    118950   SH          Sole               118950
Corinthian Colleges, Inc.        COM             218868107    1922     98825   SH          Sole                98825
Cybersource Corp.                COM             23251J106     947     63950   SH          Sole                63950
DG FastChannel, Inc.             COM             23326R109     792     42200   SH          Sole                42200
Diamond Foods, Inc.              COM             252603105     908     32525   SH          Sole                32525
Epiq Systems, Inc.               COM             26882D109     881     48875   SH          Sole                48875
Genomic Health, Inc.             COM             37244C101    1359     55750   SH          Sole                55750
Green Mountain Coffee, Inc.      COM             393122106    2719     56650   SH          Sole                56650
HMS Holdings Corporation         COM             40425J101     933     28350   SH          Sole                28350
Hatteras Financial Corporation   COM             41902R103    1683     67350   SH          Sole                67350
IPC the Hospitalist Company, I   COM             44984A105    1578     82900   SH          Sole                82900
Illumina, Inc.                   COM             452327109    2219     59575   SH          Sole                59575
Insituform Technologies, Inc.    COM             457667103     233     14900   SH          Sole                14900
Lincoln Educational Services C   COM             533535100    1183     64600   SH          Sole                64600
Luminex Corporation              COM             55027E102     188     10375   SH          Sole                10375
Masimo Corporation               COM             574795100     383     13200   SH          Sole                13200
Mastec, Inc.                     COM             576323109     888     73450   SH          Sole                73450
MedAssets, Inc.                  COM             584045108     819     57500   SH          Sole                57500
Monro Muffler Brake, Inc.        COM             610236101     889     32525   SH          Sole                32525
Myriad Genetics, Inc.            COM             62855J104    2915     64100   SH          Sole                64100
NVE Corporation                  COM             629445206     466     16175   SH          Sole                16175
Netflix, Inc.                    COM             64110L106    2461     57350   SH          Sole                57350
Neutral Tandem, Inc.             COM             64128B108    2212     89900   SH          Sole                89900
Omniture, Inc.                   COM             68212S109     213     16150   SH          Sole                16150
Panera Bread Company             COM             69840W108    1453     26000   SH          Sole                26000
Pegasystems, Inc.                COM             705573103    1182     63650   SH          Sole                63650
Quality Systems, Inc.            COM             747582104    2390     52825   SH          Sole                52825
Royal Gold, Inc.                 COM             780287108     455      9725   SH          Sole                 9725
SXC Health Solutions Corporati   COM             78505P100     910     42225   SH          Sole                42225
Starent Networks Corporation     COM             85528P108     904     57225   SH          Sole                57225
Sunoco Logistics Partners LP     COM             86764L108    1480     28700   SH          Sole                28700
Sybase, Inc.                     COM             871130100     715     23600   SH          Sole                23600
Synaptics Inc.                   COM             87157D109     609     22775   SH          Sole                22775
Telecommunications System, Inc   COM             87929j103    1486    162000   SH          Sole               162000
Tower Group, Inc.                COM             891777104    1350     54825   SH          Sole                54825
Tyler Technologies, Inc.         COM             902252105     977     66775   SH          Sole                66775
Vistaprint Limited               COM             G93762204    1341     48775   SH          Sole                48775
Longtop Financial Technologies   ADR             54318P108     904     42600   SH          Sole                42600
NetEase.com, Inc ADR             ADR             64110W102    2469     91950   SH          Sole                91950
Shanda Interactive Ent. Ltd.     ADR             81941Q203    2544     64350   SH          Sole                64350